5. Debt - Debt Summary (Details) - Quarterly (USD $)	Jun. 25, 2014	May 08, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 25, 2014 Quarterly Member	May 08, 2014 Quarterly Member	Mar. 31, 2014 Quarterly Member	Dec. 31, 2013 Quarterly Member
Notes payable				$ 872,534	$ 855,640			$ 479,006	$ 503,203
Notes payable - related party			26,108	133,000				20,752	26,108
Convertible notes	870,100	1,400,000	2,194,133			870,100	1,400,000	2,194,133	2,194,133
Convertible notes - related party			50,000					50,000	50,000
Less: debt discount			(1,925,191)					(1,925,191)	(1,925,191)
Debt - net			848,253	872,534				818,700	848,253
Amortization of debt discount								327,016
Less: current portion - notes payable			(98,086)	(236,325)				(98,086)	(98,086)
Less: current portion - notes payable - related party			(26,108)	(133,000)				(20,752)	(26,108)
Long term debt - net			$ 816,362	$ 503,209				$ 1,026,878	$ 816,363